Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 20,700,000	$ 21,500,000	$ 22,400,000
Impairment charges	$ 1,700,000	$ 0	$ 4,400,000